Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments under Leases	The future minimum rental payments under the leases as of June 30, 2020 are as follows:

Amount
Year Ending December 31,
2020	$962
2021	160

$1,122

The future minimum rental payments under the leases as of December 31, 2019 are as follows (in thousands):

Amount
Year Ending December 31,
2020	$302
2021	13

$315